UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2012

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
April 24, 2012

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: $272,952 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
McDonalds Corp                 COM              580135101     8586 87518.0000SH      SOLE                                 87518.0000
Alerian MLP ETF                COM              00162q866    27411 1647291.0000SH    SOLE                               1647291.0000
Credit Suisse Cushing 30 MLP I COM              22542d852      219 8904.0000SH       SOLE                                  8904.0000
E Tracs Alerian MLP Infrastruc COM              902641646      646 19307.0000SH      SOLE                                 19307.0000
JP Morgan Alerian MLP Index ET COM              46625h365    15952 407553.0000SH     SOLE                                407553.0000
Nuveen Real Estate Income Fund COM              67071B108      134 11828.0000SH      SOLE                                 11828.0000
SPDR DJ Wilshire International COM              78463x863      411 11169.9956SH      SOLE                                 11169.9956
SPDR S&P 500 ETF Trust         COM              78462F103    37093 263427.4575SH     SOLE                                263427.4575
SPDR S&P International Small C COM              78463x871      228 7923.0000SH       SOLE                                  7923.0000
SPDR S&P MidCap 400 ETF Trust  COM              78467y107      997 5516.2224SH       SOLE                                  5516.2224
Vanguard Dividend Appreciation COM              921908844      507 8654.0000SH       SOLE                                  8654.0000
Vanguard FTSE All-World EX-US  COM              922042775    53125 1201374.4034SH    SOLE                               1201374.4034
Vanguard Growth Vipers         COM              922908736      683 9617.6741SH       SOLE                                  9617.6741
Vanguard Large Cap             COM              922908637    10906 169273.9033SH     SOLE                                169273.9033
Vanguard MSCI Emerging Markets COM              922042858    24916 573183.7327SH     SOLE                                573183.7327
Vanguard Mid Cap Value         COM              922908512      467 8130.0000SH       SOLE                                  8130.0000
Vanguard Mid Cap Vipers        COM              922908629    11012 134983.0010SH     SOLE                                134983.0010
Vanguard REIT Vipers           COM              922908553      464 7287.6846SH       SOLE                                  7287.6846
Vanguard S&P 500 ETF           COM              922908413     6262 97274.0000SH      SOLE                                 97274.0000
Vanguard Small Cap             COM              922908751     2005 25464.7557SH      SOLE                                 25464.7557
Vanguard Total Stock Market Vi COM              922908769     7940 109884.3989SH     SOLE                                109884.3989
Vanguard Value                 COM              922908744      767 13293.4207SH      SOLE                                 13293.4207
iShares Barclays US Treasury I COM              464287176      831 7065.7265SH       SOLE                                  7065.7265
iShares DJ US Regional Banks I COM              464288778      273 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      296 5168.0000SH       SOLE                                  5168.0000
iShares MSCI EAFE Small Cap In COM              464288273      206 5125.0000SH       SOLE                                  5125.0000
iShares MSCI Eafe Index Fund   COM              464287465     2955 53841.2822SH      SOLE                                 53841.2822
iShares MSCI Emerging Markets  COM              464287234     1867 43470.4194SH      SOLE                                 43470.4194
iShares Russell 1000 Growth    COM              464287614     4542 68736.0000SH      SOLE                                 68736.0000
iShares Russell 1000 Index Fun COM              464287622     3496 44847.8690SH      SOLE                                 44847.8690
iShares Russell 1000 Value Ind COM              464287598     3920 55944.2667SH      SOLE                                 55944.2667
iShares Russell 2000 Growth    COM              464287648      494 5176.2857SH       SOLE                                  5176.2857
iShares Russell 2000 Index     COM              464287655     5233 63187.2293SH      SOLE                                 63187.2293
iShares Russell 2000 Value     COM              464287630      374 5122.2997SH       SOLE                                  5122.2997
iShares Russell 3000 Index     COM              464287689      430 5164.0000SH       SOLE                                  5164.0000
iShares Russell Midcap         COM              464287499    10009 90403.2763SH      SOLE                                 90403.2763
iShares Russell Midcap Growth  COM              464287481     9713 154497.7429SH     SOLE                                154497.7429
iShares Russell Midcap Value   COM              464287473     8837 183599.7475SH     SOLE                                183599.7475
iShares Tr S&P 500/Barra Growt COM              464287309      657 8718.0000SH       SOLE                                  8718.0000
iShares Trust S&P 500 Index    COM              464287200     8091 57295.1365SH      SOLE                                 57295.1365